DERIVATIVE FINANCIAL INSTRUMENTS - Income Statement and AOCI Tables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Cost of goods sold	$ (3,465.3)	$ (3,555.3)	$ (3,026.4)
Other income (expense) – net	(6.1)	(60.6)	48.7
Derivatives not designated as hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income on Derivatives not designated as hedges	(0.7)	(1.0)	(0.7)
Derivatives not designated as hedges | Foreign exchange contracts | Other income (expense) - net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income on Derivatives not designated as hedges	(0.2)	(0.1)	(1.1)
Derivatives not designated as hedges | Debt conversion feature | Other income (expense) - net
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Income on Derivatives not designated as hedges	(0.5)	(0.9)	0.4
Derivatives designated as hedges | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized on Derivatives in OCI, net of tax	3.6	(6.5)	4.5
Gain (Loss) Reclassified from AOCI into Income	(7.2)	0.5
Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective)			(1.6)
Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss)			1.1
Derivatives designated as hedges | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	(8.3)	(1.6)
Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective)			1.5
Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss)			1.2
Derivatives designated as hedges | Other income (expense) - net | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	1.1	2.1
Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective)			(3.1)
Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss)			(0.1)
Derivatives designated as hedges | Foreign exchange contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized on Derivatives in OCI, net of tax	2.7	(5.4)	5.4
Derivatives designated as hedges | Foreign exchange contracts | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	(5.5)	(1.4)
Derivatives designated as hedges | Foreign exchange contracts | Other income (expense) - net | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	0.0	0.0
Derivatives designated as hedges | Commodity swaps | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized on Derivatives in OCI, net of tax	0.3	(1.2)
Derivatives designated as hedges | Commodity swaps | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	(2.8)	(0.2)
Derivatives designated as hedges | Commodity swaps | Other income (expense) - net | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	0.0	0.0
Derivatives designated as hedges | Cross currency swaps | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized on Derivatives in OCI, net of tax	0.6	0.1	$ (0.9)
Derivatives designated as hedges | Cross currency swaps | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	0.0	0.0
Derivatives designated as hedges | Cross currency swaps | Other income (expense) - net | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income	1.1	2.1
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Cost of goods sold	(3,465.3)	(3,555.3)
Other income (expense) – net	$ (6.1)	$ (60.6)